Acquisitions - Consolidated Results of Operation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Net revenues	$ 49,851,000	$ 34,557,000	$ 92,531,000	$ 66,331,000
Cost of sales	(23,675,000)	(19,096,000)	(42,699,000)	(35,648,000)
Selling and administrative expenses	(29,616,000)	(13,277,000)	(57,561,000)	(25,727,000)
Total costs and expenses	(53,291,000)	(32,623,000)	(100,510,000)	(61,875,000)
Operating income	(3,440,000)	1,934,000	(7,979,000)	4,456,000
Nonoperating expense	(3,473,000)	(3,272,000)	(6,025,000)	(6,627,000)
Net income ( loss)	$ (8,916,000)	$ (3,616,000)	(13,913,000)	$ (6,025,000)
TLA
Business Acquisition [Line Items]
Net revenues			18,515
Cost of sales			(9,087)
Selling and administrative expenses			(9,147)
Total costs and expenses			(18,234)
Operating income			281
Nonoperating expense			2
Net income ( loss)			$ 283